Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Net income	214,020	162,668	147,217

Basic Earnings Per Share
Weighted average number of common shares issued	50,214	50,145	51,128
Weighted average number of common shares held as treasury stock	(619)	(619)	(619)
Weighted average number of common shares (in thousands)	49,595	49,526	50,509

Basic Earnings Per Share	4.32	3.28	2.91

Diluted Earnings Per Share
Weighted average number of common shares	49,595	49,526	50,509
Net dilution impact related to options to purchase common shares	—	—	55
Net dilution impact related to awards of unvested common shares	265	349	286
Weighted average number of diluted common shares (in thousands)	49,860	49,875	50,850

Diluted Earnings Per Share	4.29	3.26	2.90